Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,961	$ 15,563	$ 17,248	$ 17,005	$ 11,324	$ 12,678	$ 13,470	$ 11,968	$ 10,930	$ 10,672	$ 10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 18,414	15,913	17,596	17,305	11,494	12,830	13,604	12,060	10,985	10,703	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,484,860	1,281,857	1,417,090	1,391,119	922,774	1,028,527	1,089,236
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 18,093	14,242	13,344	13,629	8,860	10,069	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 18,374	14,430	13,489	13,745	8,907	10,104	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,933	10,376	10,000
InvestorClass-Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186	10,000
InvestorClass-Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Account Value	$ 21,880	17,692	19,549	19,560	12,489	13,416	13,703	12,650	10,974	11,009	10,000
AdvisorClass-Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186	10,000
AdvisorClass-Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Account Value	$ 21,880	17,692	19,549	19,560	12,489	13,416	13,703	$ 12,650	$ 10,974	$ 11,009	$ 10,000
InstitutionalClass-Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 2,247,974	1,761,970	1,726,834	1,792,883	1,245,822	1,117,695	1,090,474
InstitutionalClass-Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Account Value	$ 1,668,531	1,349,201	1,490,745	1,491,587	952,400	1,023,059	1,044,946
InvestorClass-Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 20,615	16,158	15,836	16,441	11,425	10,250	10,000
InvestorClass-Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 13,503	11,090	12,531	13,571	7,566	8,868	10,000
AdvisorClass-Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 20,615	16,158	15,836	16,441	11,425	10,250	10,000
AdvisorClass-Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Account Value	$ 13,503	11,090	12,531	$ 13,571	$ 7,566	$ 8,868	$ 10,000
AdvisorClass-MSCI AC WORLD INDEX ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 11,510	9,859	10,000
AdvisorClass-Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global ex-US Target Market Exposure NR USD
Account Value	$ 11,550	$ 9,880	$ 10,000